Consolidated Statements of Financial Position (Parenthetical) - € / shares	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of financial position [abstract]
Nominal value (euro per share)	€ 0.02	€ 0.02	€ 0.02
Shares issued (in shares)	80,024,707	75,030,078	59,166,741
Shares outstanding (in shares)	80,024,707	75,030,078	59,166,741